Expenses by nature- Cost of sales, selling and distribution and general and administrative expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Expenses by nature
Cost of inventories	¥ 4,292,806	¥ 11,533,059	¥ 9,099,543	¥ 6,859,362
Payroll and employee benefits	580,801	2,296,516	1,475,943	819,592
Rental and related expenses	80,847	444,216	279,429	69,174
Depreciation and amortization	285,241	1,206,305	808,694	391,167
Licensing expenses	178,241	608,764	420,895	249,437
Promotion and advertising expenses	246,883	704,285	572,435	315,976
Logistics expenses	203,024	594,235	535,021	295,933
Travelling expenses	45,827	141,143	121,506	66,544
Other expenses	198,561	758,316	494,684	312,677
Total cost of sales, selling and distribution and general and administrative expenses	¥ 6,112,231	¥ 18,286,839	¥ 13,808,150	¥ 9,379,862